UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/Phocas Real Estate Fund

(Class A: APRAX)

(Class I: APRIX)

SEMI-ANNUAL REPORT

JUNE 30, 2023

AAM/Phocas Real Estate Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9
Supplemental Information	17
Expense Example	18

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/Phocas Real Estate Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/Phocas Real Estate Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.4%
	REITS-APARTMENTS — 13.7%
19,114	Centerspace - REIT	$1,172,835
11,611	Equity Residential - REIT	765,978
25,069	Independence Realty Trust, Inc. - REIT	456,757
7,227	Mid-America Apartment Communities, Inc. - REIT	1,097,492
		3,493,062

	REITS-DATA CENTER — 8.5%
2,300	Digital Realty Trust, Inc. - REIT	261,901
2,410	Equinix, Inc. - REIT	1,889,295
		2,151,196

	REITS-DIVERSIFIED — 3.7%
79,829	Armada Hoffler Properties, Inc. - REIT	932,403

	REITS-HEALTH CARE — 7.6%
96,919	Global Medical, Inc. - REIT	884,870
12,353	Omega Healthcare Investors, Inc. - REIT	379,114
14,277	Ventas, Inc. - REIT	674,874
		1,938,858

	REITS-INDUSTRIALS — 13.0%
15,192	Prologis, Inc. - REIT	1,862,995
27,623	Rexford Industrial Realty, Inc. - REIT	1,442,473
		3,305,468

	REITS-INFRASTRUCTURE — 9.6%
8,514	American Tower Corp. - REIT	1,651,205
6,885	Crown Castle, Inc. - REIT	784,477
		2,435,682

	REITS-LODGING/RESORTS — 5.0%
28,994	Pebblebrook Hotel Trust - REIT	404,176
9,404	Ryman Hospitality Properties, Inc. - REIT	873,820
		1,277,996

	REITS-MANUFACTURED HOMES — 3.7%
7,137	Sun Communities, Inc. - REIT	931,093

	REITS-OFFICE — 3.8%
6,863	Alexandria Real Estate Equities, Inc. - REIT	778,882
3,346	Boston Properties, Inc. - REIT	192,696
		971,578

	REITS-REGIONAL MALLS — 5.1%
11,201	Simon Property Group, Inc. - REIT	1,293,492

	REITS-SELF STORAGE — 9.2%
7,991	Extra Space Storage, Inc. - REIT	1,189,460

AAM/Phocas Real Estate Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS-SELF STORAGE (Continued)
3,975	Public Storage - REIT	$1,160,223
		2,349,683

	REITS-SHOPPING CENTERS — 7.7%
35,200	Kimco Realty Corp. - REIT	694,144
9,660	Regency Centers Corp. - REIT	596,698
50,123	Retail Opportunity Investments Corp. - REIT	677,162
		1,968,004

	REITS-SINGLE FAMILY HOME — 5.2%
38,532	Invitation Homes, Inc. - REIT	1,325,501

	REITS-TIMBER — 2.6%
19,431	Weyerhaeuser Co. - REIT	651,133
	TOTAL COMMON STOCKS
	(Cost $22,224,317)	25,025,149

	SHORT-TERM INVESTMENTS — 1.1%
277,964	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio - Institutional Class, 4.89%[1]	277,964
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $277,964)	277,964
	TOTAL INVESTMENTS — 99.5%
	(Cost $22,502,281)	25,303,113
	Other Assets in Excess of Liabilities — 0.5%	131,737
	TOTAL NET ASSETS — 100.0%	$25,434,850

REIT – Real Estate Investment Trusts

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AAM/Phocas Real Estate Fund

SUMMARY OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
REITS-Apartments	13.7%
REITS-Industrials	13.0%
REITS-Infrastructure	9.6%
REITS-Self Storage	9.2%
REITS-Data Center	8.5%
REITS-Shopping Centers	7.7%
REITS-Health Care	7.6%
REITS-Single Family Home	5.2%
REITS-Regional Malls	5.1%
REITS-Lodging/Resorts	5.0%
REITS-Office	3.8%
REITS-Diversified	3.7%
REITS-Manufactured Homes	3.7%
REITS-Timber	2.6%
Total Common Stocks	98.4%
Short-Term Investments	1.1%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM/Phocas Real Estate Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2023 (Unaudited)

Assets:
Investments, at value (cost $22,502,281)	$25,303,113
Receivables:
Dividends and interest	127,470
Due from Advisor	1,666
Prepaid expenses	41,450
Total assets	25,473,699

Liabilities:
Payables:
Shareholder servicing fees (Note 7)	4,361
Distribution fees - Class A (Note 8)	84
Fund accounting and administration fees	4,518
Transfer agent fees and expenses	6,085
Custody fees	1,049
Auditing fees	8,755
Trustees’ deferred compensation (Note 3)	8,751
Trustees’ fees and expenses	921
Chief Compliance Officer fees	665
Accrued other expenses	3,660
Total liabilities	38,849

Net Assets	$25,434,850

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$24,702,758
Total distributable earnings (accumulated deficit)	732,092
Net Assets	$25,434,850

Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$401,934
Number of shares issued and outstanding	12,305
Net asset value per share[1]	$32.67
Maximum sales charge (5.50% of offering price)[2]	1.90
Maximum offering price to public	$34.57

Class I Shares:
Net assets applicable to shares outstanding	$25,032,916
Number of shares issued and outstanding	760,891
Net asset value per share	$32.90

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder’s fee was paid on certain redemptions of such shares within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

AAM/Phocas Real Estate Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

Investment income:
Dividends	$388,518
Interest	9,757
Total investment income	398,275

Expenses:
Advisory fees	88,007
Shareholder servicing fees (Note 7)	11,593
Distribution fees - Class A (Note 8)	639
Fund accounting and administration fees	28,598
Transfer agent fees and expenses	18,872
Custody fees	5,686
Registration fees	11,225
Chief Compliance Officer fees	10,935
Auditing fees	9,421
Legal fees	8,883
Shareholder reporting fees	7,472
Trustees’ fees and expenses	4,899
Miscellaneous	2,285
Insurance fees	1,789
Total expenses	210,304
Advisory fees recovered (waived)	(87,808)
Net expenses	122,496
Net investment income (loss)	275,779

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(762,134)
Total net realized gain (loss) on:	(762,134)
Net change in unrealized appreciation (depreciation) on:
Investments	948,484
Net change in unrealized appreciation (depreciation)	948,484
Net realized and unrealized gain (loss)	186,350

Net Increase (Decrease) in Net Assets from Operations	$462,129

See accompanying Notes to Financial Statements.

AAM/Phocas Real Estate Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$275,779	$479,869
Net realized gain (loss) on investments	(762,134)	(969,285)
Net change in unrealized appreciation (depreciation) on investments	948,484	(10,932,201)
Net increase (decrease) in net assets resulting from operations	462,129	(11,421,617)

Distributions to Shareholders:
Distributions:
Class A	(2,297)	(34,183)
Class I	(146,343)	(1,541,950)
Total distributions to shareholders	(148,640)	(1,576,133)

Capital Transactions:
Net proceeds from shares sold:
Class A	9,645	601,621
Class I	1,426,627	4,734,026
Reinvestment of distributions:
Class A	2,131	32,375
Class I	138,942	1,391,385
Cost of shares redeemed:
Class A1	(277,680)	(413,232)
Class I2	(4,797,213)	(879,009)
Net increase (decrease) in net assets from capital transactions	(3,497,548)	5,467,166

Total increase (decrease) in net assets	(3,184,059)	(7,530,584)

Net Assets:
Beginning of period	28,618,909	36,149,493
End of period	$25,434,850	$28,618,909
Capital Share Transactions:
Shares sold:
Class A	287	14,203
Class I	41,374	114,508
Shares reinvested:
Class A	67	987
Class I	4,335	41,706
Shares redeemed:
Class A	(8,396)	(10,375)
Class I	(145,622)	(24,939)
Net increase (decrease) in capital share transactions	(107,955)	136,090

[1]	Net of redemption fee proceeds of $1 and $4,072, respectively.
[2]	Net of redemption fee proceeds of $0 and $1,145, respectively.

See accompanying Notes to Financial Statements.

AAM/Phocas Real Estate Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2023	For the Year Ended December 31,				For the Period August 27, 2018* through December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$32.27	$48.20	$34.74	$35.60	$28.62	$33.10
Income from Investment Operations:
Net investment income (loss) [1]	0.29	0.49	0.36	0.32	0.48	0.14
Net realized and unrealized gain (loss)	0.27	(14.88)	14.43	(0.68)	8.10	(3.36)
Total from investment operations	0.56	(14.39)	14.79	(0.36)	8.58	(3.22)

Less Distributions:
From net investment income	(0.16)	(0.44)	(0.35)	(0.39)	(0.50)	(0.80)
From net realized gain	-	(1.32)	(1.00)	(0.15)	(1.09)	(0.46)
From return of capital	-	-	-	-	(0.01)	-
Total distributions	(0.16)	(1.76)	(1.35)	(0.54)	(1.60)	(1.26)

Redemption fee proceeds[1]	- [2]	0.22	0.02	0.04	- [2]	-

Net asset value, end of period	$32.67	$32.27	$48.20	$34.74	$35.60	$28.62

Total return[3]	1.74%[4]	(29.46)%	42.82%	(0.76)%	30.11%	(9.92)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$402	$657	$749	$241	$67	$1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.80%[5]	1.68%	1.74%	1.96%	2.43%	3.03%[5]
After fees waived and expenses absorbed/recovered	1.15%[5]	1.15%	1.15%	1.15%	1.15%	1.15%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.14%[5]	0.73%	0.28%	0.18%	0.04%	(0.56)%[5]
After fees waived and expenses absorbed/recovered	1.79%[5]	1.26%	0.87%	0.99%	1.32%	1.32%[5]

Portfolio turnover rate	6%[4]	17%	22%	39%	17%	30%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% that will be imposed to the extent a finder’s fee was paid on certain redemptions of Class A shares made within 18 months of the date of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/Phocas Real Estate Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2023	For the Year Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$32.48	$48.53	$35.01	$35.89	$28.79	$32.39
Income from Investment Operations:
Net investment income (loss) [1]	0.33	0.59	0.46	0.40	0.55	0.54
Net realized and unrealized gain (loss)	0.27	(14.77)	14.50	(0.69)	8.18	(3.03)
Total from investment operations	0.60	(14.18)	14.96	(0.29)	8.73	(2.49)

Less Distributions:
From net investment income	(0.18)	(0.55)	(0.44)	(0.44)	(0.53)	(0.65)
From net realized gain	-	(1.32)	(1.00)	(0.15)	(1.09)	(0.46)
From return of capital	-	-	-	-	(0.01)	-
Total distributions	(0.18)	(1.87)	(1.44)	(0.59)	(1.63)	(1.11)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	-	-

Net asset value, end of period	$32.90	$32.48	$48.53	$35.01	$35.89	$28.79

Total return[3]	1.87%[4]	(29.31)%	42.96%	(0.65)%	30.45%	(7.85)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$25,033	$27,962	$35,401	$24,512	$25,041	$11,905

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.55%[5]	1.43%	1.49%	1.71%	2.18%	2.26%
After fees waived and expenses absorbed/recovered	0.90%[5]	0.90%	0.90%	0.90%	0.90%	1.28%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.39%[5]	0.98%	0.53%	0.43%	0.29%	0.75%
After fees waived and expenses absorbed/recovered	2.04%[5]	1.51%	1.12%	1.24%	1.57%	1.73%

Portfolio turnover rate	6%[4]	17%	22%	39%	17%	30%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective August 27, 2018, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.90%. Prior to August 27, 2018, the annual fund operating expense limitation was 1.50%.

See accompanying Notes to Financial Statements.

AAM/Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (Unaudited)

Note 1 – Organization

AAM/Phocas Real Estate Fund (the “Fund”) is organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term total investment return through a combination of capital appreciation and current income.

At the close of business on August 24, 2018 (the “Reorganization Date”), the Fund acquired the assets and liabilities of the Phocas Real Estate Fund (the “Predecessor Fund”), a separate series of Forum Funds II, which commenced operations on September 29, 2006. The only activity was a transfer of 411,898 shares of the Fund’s Class I shares in exchange for the net assets of the Predecessor Fund at $13,679,556. This exchange was nontaxable.

The primary net assets received by the Fund were cash, receivables and securities of the Predecessor Fund with a fair value of $13,650,651 (identified cost of investments transferred were $10,132,426), totaling $13,679,556. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

As a result of the reorganization, the Fund will be the accounting successor of the Predecessor Fund. The Fund currently offers three classes of shares: Class A, Class C, and Class I. Class A commenced operations on August 27, 2018. Class C shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may have been taken by any one of the Trustees.

AAM/Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

(b) Real Estate Industry Risk

The Fund concentrates investment of its net assets in the real estate industry (by investing in REITs and other companies that invest in real estate assets). Therefore, it is particularly vulnerable to the risks of the real estate industry. Declines in real estate values, changes in interest rates, economic downturns, overbuilding and changes in zoning laws and government regulations can have a significant negative effect on companies in the real estate industry.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares in proportion to their relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(d) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

AAM/Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2023, and during the prior three open tax years the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.65% of the Fund’s average daily net assets. The Advisor has engaged Phocas Financial Corporation (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.15% and 0.90% of the average daily net assets of the Fund’s Class A and Class I Shares, respectively. This agreement is in effect until April 30, 2033 and it may be terminated before that date only by the Trust’s Board of Trustees.

AAM/Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

For the six months ended June 30, 2023, the Advisor waived a portion of its advisory fees totaling $87,808. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At June 30, 2023, the amount of these potentially recoverable expenses was $607,992. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below:

2023	$180,501
2024	169,988
2025	169,695
2026	87,808
Total	$607,992

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2023, are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended June 30, 2023, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2023, are reported on the Statement of Operations.

AAM/Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

Note 4 – Federal Income Taxes

At June 30, 2023, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$22,535,363

Gross unrealized appreciation	$4,749,652
Gross unrealized depreciation	(1,981,902)

Net unrealized appreciation/(depreciation)	$2,767,750

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2022, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (loss) as follows:

Paid in Capital	Total Accumulated Earnings
$(329)	$329

As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$30,400
Undistributed long-term capital gains	-
Tax accumulated earnings	30,400

Accumulated capital and other losses	(1,458,955)
Unrealized Trustees’ deferred compensation	(6,446)
Unrealized appreciation/(depreciation) on investments	1,853,604
Total accumulated earnings/(deficit)	$418,603

The tax character of the distributions paid during the fiscal years ended December 31, 2022 and December 31, 2021, were as follows:

Distributions paid from:	2022	2021
Ordinary income	$472,868	$564,217
Net long-term capital gains	1,103,265	467,850
Total distributions paid	$1,576,133	$1,032,067

As of December 31, 2022, the Fund had post-October capital losses of $1,458,955 which are deferred until January 1, 2023 for tax purposes. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

AAM/Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended June 30, 2023, and the year ended December 31, 2022, the Fund received $1 and $5,217 , respectively.

Note 6 - Investment Transactions

For the six months ended June 30, 2023, purchases and sales of investments, excluding short-term investments, were $1,582,880 and $4,674,137, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2023, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to the Fund’s Class A Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A Shares and/or shareholder liaison service fees in connection with the provision of personal services to shareholders of each such Class and the maintenance of their shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the plan.

For the six months ended June 30, 2023, the Fund’s distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

AAM/Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$25,025,149	$-	$-	$25,025,149
Short-Term Investments	277,964	-	-	277,964
Total Investments	$25,303,113	$-	$-	$25,303,113

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

AAM/Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

Note 12 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

AAM/Phocas Real Estate Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on March 15-16, 2023 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the AAM/Phocas Real Estate Fund series of the Trust (the “Fund”) pursuant to the Liquidity Rule. The Board has appointed Advisors Asset Management, Inc., the investment adviser to the Fund, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Fund, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from January 1, 2022, through December 31, 2022 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

•	The Fund Program’s liquidity classification methodology for categorizing the Fund’s investments;
•	An overview of market liquidity for the Fund during the Program Reporting Period;
•	The Fund’s ability to meet redemption requests;
•	The Fund’s cash management;
•	The Fund’s borrowing activity, if any, in order to meet redemption requests;
•	The Fund’s compliance with the 15% limit of illiquid investments; and
•	The Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for the Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Fund primarily holds assets that are defined under the Liquidity Rule as “highly liquid investments,” and therefore the Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage the Fund’s liquidity risk; (ii) the Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, the Fund was able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

AAM/Phocas Real Estate Fund

EXPENSE EXAMPLE

For the Six Months Ended June 30, 2023 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		1/1/23	6/30/23	1/1/23–6/30/23
Class A	Actual Performance	$1,000.00	$1,017.40	$5.76
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.09	5.76
Class I	Actual Performance	1,000.00	1,018.70	4.51
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.33	4.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15% and 0.90% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect the expense waiver. Assumes all dividends and distributions were reinvested.

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AAM/Phocas Real Estate Fund

A series of Investment Managers Series Trust

Investment Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Advisor

Phocas Financial Corporation

1080 Marina Village Parkway, Suite 520

Alameda, California 94501

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
AAM/Phocas Real Estate Fund - Class A	APRAX	46141Q 220
AAM/Phocas Real Estate Fund – Class I	APRIX	46141Q 238

Privacy Principles of the AAM/Phocas Real Estate Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/Phocas Real Estate Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 966-9661.

AAM/Phocas Real Estate Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 966-9661

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/08/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/08/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	9/08/2023